Equity_Retained Earnings(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2019 USD ($)	[3]
Retained Earnings Accumulated Deficit Abstract [Abstract]
Legal reserves	[1],[2]	₩ 482,807		₩ 390,216
Voluntary reserves	[1]	982,000		982,000
Unappropriated retained earnings	[1]	18,244,738		15,910,225
Total		19,709,545	[1],[3]	₩ 17,282,441	[1]	$ 17,057,748
Retained Earnings Restricted For Dividend At Subsidiaries Level Pursuant To Law And Regulations		₩ 3,418,136
Description Of Nature And Purpose Of Legal Reserves Within Equity		With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its net income after tax as reported in the separate statement of comprehensive income each time it pays dividends on its net profits earned until its legal reserve reaches at least the aggregate amount of its share capital in accordance with Article 53 of the Financial Holding Company Act. The reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.		With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its net income after tax as reported in the separate statement of comprehensive income each time it pays dividends on its net profits earned until its legal reserve reaches at least the aggregate amount of its share capital in accordance with Article 53 of the Financial Holding Company Act. The reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

[1]	Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to KRW3,418,136 million as of December 31, 2019.
[2]	With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its net income after tax as reported in the separate statement of comprehensive income each time it pays dividends on its net profits earned until its legal reserve reaches at least the aggregate amount of its share capital in accordance with Article 53 of the Financial Holding Company Act. The reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.
[3]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.